FAIR VALUE MEASUREMENTS (Fair Value of Assets Measured at Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets measured at fair value on a nonrecurring basis
Impairment on intangible assets	$ 15,461		$ 208
Impairment on equity method investments			23,025
Mapbar [Member]
Assets measured at fair value on a nonrecurring basis
Impairment on equity method investments		[1]	19,012	[1]
Gaoxue [Member]
Assets measured at fair value on a nonrecurring basis
Impairment on equity method investments		[2]	4,013	[2]
Licenses and domain name [Member]
Assets measured at fair value on a nonrecurring basis
Impairment on intangible assets	1,925	[3]	208	[3]
Nonrecurring basis [Member] | Mapbar [Member]
Assets measured at fair value on a nonrecurring basis
Equity method investment		[1]	2,414	[1]
Nonrecurring basis [Member] | Gaoxue [Member]
Assets measured at fair value on a nonrecurring basis
Equity method investment		[2]	1,754	[2]
Nonrecurring basis [Member] | Licenses and domain name [Member]
Assets measured at fair value on a nonrecurring basis
Intangible assets, net		[3]		[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) | Nonrecurring basis [Member] | Mapbar [Member]
Assets measured at fair value on a nonrecurring basis
Equity method investment		[1]		[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) | Nonrecurring basis [Member] | Gaoxue [Member]
Assets measured at fair value on a nonrecurring basis
Equity method investment		[2]		[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) | Nonrecurring basis [Member] | Licenses and domain name [Member]
Assets measured at fair value on a nonrecurring basis
Intangible assets, net		[3]		[3]
Significant Other Observable Inputs (Level 2) | Nonrecurring basis [Member] | Mapbar [Member]
Assets measured at fair value on a nonrecurring basis
Equity method investment		[1]		[1]
Significant Other Observable Inputs (Level 2) | Nonrecurring basis [Member] | Gaoxue [Member]
Assets measured at fair value on a nonrecurring basis
Equity method investment		[2]		[2]
Significant Other Observable Inputs (Level 2) | Nonrecurring basis [Member] | Licenses and domain name [Member]
Assets measured at fair value on a nonrecurring basis
Intangible assets, net		[3]		[3]
Significant Unobservable Inputs (Level 3) | Nonrecurring basis [Member] | Mapbar [Member]
Assets measured at fair value on a nonrecurring basis
Equity method investment		[1]	2,414	[1]
Significant Unobservable Inputs (Level 3) | Nonrecurring basis [Member] | Gaoxue [Member]
Assets measured at fair value on a nonrecurring basis
Equity method investment		[2]	1,754	[2]
Significant Unobservable Inputs (Level 3) | Nonrecurring basis [Member] | Licenses and domain name [Member]
Assets measured at fair value on a nonrecurring basis
Intangible assets, net		[3]		[3]

[1]	As of December 31, 2013, the Company valuated the fair value of the investment in Mapbar using the cost approach. The significant unobservable inputs that were used in the valuation included the estimated recovery rate for the investee's assets. The range of estimated recovery rate was from 36% to 100%. As of December 31, 2014, the carrying amount of the investment in Mapbar was reduced to zero because of share of loss.
[2]	As of December 31, 2013, the Company valuated the fair value of the investment in Gaoxue using the income approach. The significant unobservable inputs that were used in the valuation included:
[3]	As of December 31, 2013 and 2014, the Company used income approach to measure the fair value of domain name in game sector and certain online game's licenses that were terminated due to an internal restructuring. Since such items no longer provided positive cash flows, they were fully impaired in the amount of $208 and $1,925 for the years ended December 31, 2014.